SENIOR NOTES AND LOANS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Mar. 31, 2013 One Point Seven Senior Notes Due 2014 [Member]	Mar. 31, 2013 Five point fifty five senior notes Due 2016 [Member]	Nov. 30, 2013 Floating Rate Senior Notes Issued Nov 2011 [Member]	May 31, 2013 Floating Rate Senior Notes Issued Nov 2011 [Member]
Long Term Debt By Components Alternative [Abstract]
Credit facilities	$ 0	$ 0
Senior notes	9,517	12,152
Loans, mainly from banks	1,671	1,976	1,000
Debentures	15	15
Total long-term debt	11,203	14,143
Current Portion Long Term Debt	(816)	(2,431)
Notes and Loans, Noncurrent, Total	10,387	11,712
Maturities Of Long Term Debt [Abstract]
2015	1,331
2016	985
2017	648
2018	875
2019 and thereafter	6,548
Total Long Term Debt Maturities Repayments Of Principal	10,387
Senior Notes Additional Information [Abstract]
Fair Value Of The Interest Rate Swap Transactions Terminated	27
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment				$ 1,000	$ 500	$ 1,100	$ 200